FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
Financial assets classification and other financial assets
Financial Instrument Classification

AS AT DEC. 31, 2017 (MILLIONS)	Fair Value Through Profit or Loss	Available for Sale	Loans and Receivables/Other Financial Liabilities
MEASUREMENT BASIS	(Fair Value)	(Fair Value)	(Amortized Cost)	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$5,139	$5,139
Other financial assets
Government bonds	34	15	—	49
Corporate bonds	382	253	8	643
Fixed income securities and other	230	432	—	662
Common shares and warrants	585	1,247	—	1,832
Loans and notes receivable	63	—	1,551	1,614
	1,294	1,947	1,559	4,800
Accounts receivable and other[2]	1,383	—	8,233	9,616
	$2,677	$1,947	$14,931	$19,555
Financial liabilities
Corporate borrowings	$—	$—	$5,659	$5,659
Property-specific borrowings	—	—	63,721	63,721
Subsidiary borrowings	—	—	9,009	9,009
Accounts payable and other[2]	3,841	—	14,124	17,965
Subsidiary equity obligations	1,559	—	2,102	3,661
	$5,400	$—	$94,615	$100,015

1.	Financial assets include $4.1 billion of assets pledged as collateral

2.
Includes derivative instruments which are elected for hedge accounting, totaling $630 million included in accounts receivable and other and $950 million included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income

AS AT DEC. 31, 2016 (MILLIONS)	Fair Value Through Profit or Loss	Available for Sale	Loans and Receivables/Other Financial Liabilities
MEASUREMENT BASIS	(Fair Value)	(Fair Value)	(Amortized Cost)	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$4,299	$4,299
Other financial assets
Government bonds	22	32	—	54
Corporate bonds	13	342	—	355
Fixed income securities and other	170	335	—	505
Common shares and warrants	1,630	952	—	2,582
Loans and notes receivable	62	—	1,142	1,204
	1,897	1,661	1,142	4,700
Accounts receivable and other[2]	1,501	—	5,298	6,799
	$3,398	$1,661	$10,739	$15,798
Financial liabilities
Corporate borrowings	$—	$—	$4,500	$4,500
Property-specific borrowings	—	—	52,442	52,442
Subsidiary borrowings	—	—	7,949	7,949
Accounts payable and other[2]	2,019	—	9,896	11,915
Subsidiary equity obligations	1,439	—	2,126	3,565
	$3,458	$—	$76,913	$80,371

1.	Total financial assets include $2.5 billion of assets pledged as collateral

2.
Includes derivative instruments which are elected for hedge accounting, totaling $1 billion included in accounts receivable and other and $528 million included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income

The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2017	2016
Current	$2,568	$3,229
Non-current	2,232	1,471
Total	$4,800	$4,700

Financial liabilities classification
Financial Instrument Classification

AS AT DEC. 31, 2017 (MILLIONS)	Fair Value Through Profit or Loss	Available for Sale	Loans and Receivables/Other Financial Liabilities
MEASUREMENT BASIS	(Fair Value)	(Fair Value)	(Amortized Cost)	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$5,139	$5,139
Other financial assets
Government bonds	34	15	—	49
Corporate bonds	382	253	8	643
Fixed income securities and other	230	432	—	662
Common shares and warrants	585	1,247	—	1,832
Loans and notes receivable	63	—	1,551	1,614
	1,294	1,947	1,559	4,800
Accounts receivable and other[2]	1,383	—	8,233	9,616
	$2,677	$1,947	$14,931	$19,555
Financial liabilities
Corporate borrowings	$—	$—	$5,659	$5,659
Property-specific borrowings	—	—	63,721	63,721
Subsidiary borrowings	—	—	9,009	9,009
Accounts payable and other[2]	3,841	—	14,124	17,965
Subsidiary equity obligations	1,559	—	2,102	3,661
	$5,400	$—	$94,615	$100,015

1.	Financial assets include $4.1 billion of assets pledged as collateral

2.
Includes derivative instruments which are elected for hedge accounting, totaling $630 million included in accounts receivable and other and $950 million included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income

AS AT DEC. 31, 2016 (MILLIONS)	Fair Value Through Profit or Loss	Available for Sale	Loans and Receivables/Other Financial Liabilities
MEASUREMENT BASIS	(Fair Value)	(Fair Value)	(Amortized Cost)	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$4,299	$4,299
Other financial assets
Government bonds	22	32	—	54
Corporate bonds	13	342	—	355
Fixed income securities and other	170	335	—	505
Common shares and warrants	1,630	952	—	2,582
Loans and notes receivable	62	—	1,142	1,204
	1,897	1,661	1,142	4,700
Accounts receivable and other[2]	1,501	—	5,298	6,799
	$3,398	$1,661	$10,739	$15,798
Financial liabilities
Corporate borrowings	$—	$—	$4,500	$4,500
Property-specific borrowings	—	—	52,442	52,442
Subsidiary borrowings	—	—	7,949	7,949
Accounts payable and other[2]	2,019	—	9,896	11,915
Subsidiary equity obligations	1,439	—	2,126	3,565
	$3,458	$—	$76,913	$80,371

1.	Total financial assets include $2.5 billion of assets pledged as collateral

2.
Includes derivative instruments which are elected for hedge accounting, totaling $1 billion included in accounts receivable and other and $528 million included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income

The following table categorizes liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2017			2016
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$6,087	$—	$—	$4,771	$—	$—
Property-specific borrowings	2,123	24,502	38,774	1,360	16,724	35,428
Subsidiary borrowings	3,825	2,030	3,317	2,872	2,451	2,780
Subsidiary equity obligations	—	—	2,102	—	—	2,128

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2017			2016
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$—	$49	$—	$11	$43	$—
Corporate bonds	127	508	—	175	173	7
Fixed income securities and other	20	233	409	36	178	291
Common shares and warrants	1,586	—	246	1,309	—	1,273
Loans and notes receivables	—	62	1	—	51	11
Accounts receivable and other	15	1,155	213	2	1,342	157
	$1,748	$2,007	$869	$1,533	$1,787	$1,739
Financial liabilities
Accounts payable and other	$134	$3,003	$704	$98	$1,859	$62
Subsidiary equity obligations	—	—	1,559	—	52	1,387
	$134	$3,003	$2,263	$98	$1,911	$1,449
The following table provides the carrying values and fair values of financial instruments as at December 31, 2017 and 2016:

	2017		2016
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$5,139	$5,139	$4,299	$4,299
Other financial assets
Government bonds	49	49	54	54
Corporate bonds	643	643	355	355
Fixed income securities and other	662	662	505	505
Common shares and warrants	1,832	1,832	2,582	2,582
Loans and notes receivable	1,614	1,657	1,204	1,204
	4,800	4,843	4,700	4,700
Accounts receivable and other	9,616	9,616	6,799	6,799
	$19,555	$19,598	$15,798	$15,798
Financial liabilities
Corporate borrowings	$5,659	$6,087	$4,500	$4,771
Property-specific borrowings	63,721	65,399	52,442	53,512
Subsidiary borrowings	9,009	9,172	7,949	8,103
Accounts payable and other	17,965	17,965	11,915	11,915
Subsidiary equity obligations	3,661	3,661	3,565	3,567
	$100,015	$102,284	$80,371	$81,868
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2017		Valuation Techniques and Key Inputs
Derivative assets/Derivative liabilities (accounts receivable/ accounts payable)	$1,155	/
Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data

	(3,003)
Other financial assets ..................	852		Valuation models based on observable market data
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2017	2016
Core office
United States	$14,827	$16,529
Canada	4,597	4,613
Australia	2,480	2,112
Europe	1,040	1,830
Brazil	327	315
Opportunistic and other
Opportunistic office	8,590	5,853
Opportunistic retail	3,412	4,217
Industrial	1,942	2,678
Multifamily	3,925	3,574
Triple net lease	4,804	4,790
Self-storage	1,854	1,624
Student housing	1,353	649
Manufactured housing	2,206	—
Other investment properties	5,513	5,388
	$56,870	$54,172

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2017			2016
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$—	$49	$—	$11	$43	$—
Corporate bonds	127	508	—	175	173	7
Fixed income securities and other	20	233	409	36	178	291
Common shares and warrants	1,586	—	246	1,309	—	1,273
Loans and notes receivables	—	62	1	—	51	11
Accounts receivable and other	15	1,155	213	2	1,342	157
	$1,748	$2,007	$869	$1,533	$1,787	$1,739
Financial liabilities
Accounts payable and other	$134	$3,003	$704	$98	$1,859	$62
Subsidiary equity obligations	—	—	1,559	—	52	1,387
	$134	$3,003	$2,263	$98	$1,911	$1,449
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2017		Valuation Techniques and Key Inputs
Derivative assets/Derivative liabilities (accounts receivable/ accounts payable)	$1,155	/
Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data

	(3,003)
Other financial assets ..................	852		Valuation models based on observable market data
The following table provides the carrying values and fair values of financial instruments as at December 31, 2017 and 2016:

	2017		2016
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$5,139	$5,139	$4,299	$4,299
Other financial assets
Government bonds	49	49	54	54
Corporate bonds	643	643	355	355
Fixed income securities and other	662	662	505	505
Common shares and warrants	1,832	1,832	2,582	2,582
Loans and notes receivable	1,614	1,657	1,204	1,204
	4,800	4,843	4,700	4,700
Accounts receivable and other	9,616	9,616	6,799	6,799
	$19,555	$19,598	$15,798	$15,798
Financial liabilities
Corporate borrowings	$5,659	$6,087	$4,500	$4,771
Property-specific borrowings	63,721	65,399	52,442	53,512
Subsidiary borrowings	9,009	9,172	7,949	8,103
Accounts payable and other	17,965	17,965	11,915	11,915
Subsidiary equity obligations	3,661	3,661	3,565	3,567
	$100,015	$102,284	$80,371	$81,868

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2017	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$409	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Warrants (common shares and warrants)	246	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
			• Risk free interest rate	• Increases (decreases) in the risk-free interest rate increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,559)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	213 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
	(704)		• Forward exchange rates (from observable forward exchange rates at the end of the reporting period)	• Increases (decreases) in the forward exchange rate increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets and liabilities classified as Level 3 as at December 31, 2017 and 2016:

	Financial Assets		Financial Liabilities
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016
Balance, beginning of year	$1,739	$1,691	$1,449	$1,261
Fair value changes in net income	(313)	(102)	(2)	48
Fair value changes in other comprehensive income[1]	5	(12)	67	35
Additions, net of disposals	(562)	162	749	105
Balance, end of year	$869	$1,739	$2,263	$1,449

1.	Includes foreign currency translation
The significant unobservable inputs (Level 3) included in the discounted cash flow models used when determining the fair value of standing timber and agricultural assets include:

Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Timber / agricultural prices	• Increases (decreases) in price increase (decrease) fair value	• Increases (decreases) in price tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from price
	• Discount rate/terminal capitalization rate	• Increases (decreases) in discount rate or terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in discount rates or terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from rates
	• Exit Date	• Increases (decreases) in exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The following table summarizes the key valuation metrics of the company’s investment properties:

	2017			2016
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	7.0%	5.8%	13	6.8%	5.6%	12
Canada	6.1%	5.5%	10	6.2%	5.5%	10
Australia	7.0%	6.1%	10	7.3%	6.1%	10
Europe	n/a	n/a	n/a	6.0%	5.0%	12
Brazil	9.7%	7.6%	7	9.3%	7.5%	10
Opportunistic and other
Opportunistic office	9.7%	6.9%	8	9.9%	7.6%	7
Opportunistic retail	9.0%	8.0%	10	10.2%	8.1%	12
Industrial	6.8%	6.2%	10	7.4%	6.6%	10
Multifamily	4.8%	n/a	n/a	4.9%	n/a	n/a
Triple net lease	6.4%	n/a	n/a	6.1%	n/a	n/a
Self-storage	5.8%	n/a	n/a	6.2%	n/a	n/a
Student housing	5.8%	n/a	n/a	5.9%	n/a	n/a
Manufactured housing	5.8%	n/a	n/a	n/a	n/a	n/a
Other investment properties	5.8%	n/a	n/a	5.4%	n/a	n/a
Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily driven by future electricity price assumptions	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of infrastructure’s utilities, transport and energy assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization multiple	• Increases (decreases) in terminal capitalization multiple increases (decreases) fair value	• Increases (decreases) in terminal capitalization multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization multiple
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily driven by avoided cost or future replacement value	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Key valuation metrics of the company’s utilities, transport, energy and sustainable resources assets at the end of 2017 and 2016 are summarized below.

	Utilities		Transport		Energy		Sustainable Resources
AS AT DEC. 31	2017	2016	2017	2016	2017	2016	2017	2016
Discount rates	7 – 12%	7 – 12%	10 – 15%	10 – 17%	12 – 15%	9 – 14%	5 – 8%	6%
Terminal capitalization multiples	7x – 21x	7x – 18x	9x – 14x	8x – 14x	8x – 13x	10x – 12x	n/a	n/a
Investment horizon / Exit date(years)	10 – 20	10 – 20	10 – 20	10 – 20	10	10	3 – 30	3 – 30

Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of sustainable resources assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily driven by avoided cost or future replacement value	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
This valuation utilizes the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) the recoverable amount	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate/multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date/terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2017	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$409	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Warrants (common shares and warrants)	246	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
			• Risk free interest rate	• Increases (decreases) in the risk-free interest rate increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,559)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	213 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
	(704)		• Forward exchange rates (from observable forward exchange rates at the end of the reporting period)	• Increases (decreases) in the forward exchange rate increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets and liabilities classified as Level 3 as at December 31, 2017 and 2016:

	Financial Assets		Financial Liabilities
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016
Balance, beginning of year	$1,739	$1,691	$1,449	$1,261
Fair value changes in net income	(313)	(102)	(2)	48
Fair value changes in other comprehensive income[1]	5	(12)	67	35
Additions, net of disposals	(562)	162	749	105
Balance, end of year	$869	$1,739	$2,263	$1,449

1.	Includes foreign currency translation

Disclosure of offsetting of financial assets and financial liabilities
The agreements provide the company with the legal and enforceable right to offset these amounts and accordingly the following balances are presented net in the consolidated financial statements:

	Accounts Receivable and Other		Accounts Payable and Other
AS AT DEC. 31 (MILLIONS)	2017	2016	2017	2016
Gross amounts of financial instruments before netting	$1,605	$1,625	$2,124	$1,186
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(223)	(124)	(267)	(154)
Net amount of financial instruments in Consolidated Balance Sheets	$1,382	$1,501	$1,857	$1,032